UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

COMMON STOCKS - 90.70%

American Depositary Receipts - 0.43%
71	Brasil Telecom Holding Co.	$ 3,469

Arrangement of Transportation - 1.01%
500	Pacer International, Inc.	8,235

Ball & Roller Bearings - 2.69%
1,700	NN, Inc.	21,845

Bituminous Coal & Lignite Surface Mining - 2.12%
400	Alliance Resource Partners LP	12,608
100	BHP Billiton PLC (UK)	4,591
		17,199
Bottled & Canned Soft Drinks - 0.93%
150	Coca Cola Femsa Sab De Cv	7,569

Cable & Other Pay Television Services - 0.09%
85	Net Servicos De Comunicacao SA (Brazil)	746

Commercial Banks, NEC - 1.61%
210	Credicorp Ltd.	13,073

Computer Storage Devices - 1.05%
400	Western Digital Corp. *	8,528

Crude Petroleum & Natural Gas - 9.92%
420	Atlas Energy Resources, LLC	10,836
600	Mariner Energy, Inc. *	12,300
175	Royal Dutch Shell PLC	10,327
425	St. Mary Land & Exploration Co.	15,151
82	Stone Energy Corp. *	3,471
250	Unit Corp. *	12,455
590	W&T Offshore, Inc.	16,101
		80,641
Deep Sea Foreign Transportation - 1.72%
200	TBS International Ltd. (UK) *	2,692
380	Tsakos Energy Navigation Ltd.	11,271
		13,963
Drilling Oil & Gas Wells - 0.88%
700	Bronco Drilling Co. *	7,154

Electronic Computers - 0.89%
800	Super Micro Computer, Inc. *	7,208

Electric Services - 0.75%
250	Constellation Energy Group, Inc.	6,075

Electromedical & Electrotherapuetic Apparatus - 0.48%
1,950	Escalon Medical Corp.*	3,900

Finance - SBIC & Commerical - 1.43%
1,200	Hercules Technology Growth Capital, Inc.	11,640

Fire, Marine & Casualty Insurance - 5.48%
180	Aspen Insurance Holdings Ltd.	4,950
70	Fairfax Financial Holdings Ltd.	22,540
450	Safety Insurance Group, Inc.	17,069
		44,559
General Building Contractors - Residential Buildings - 0.54%
100	Homex Development Corp. (Mexico) *	4,422

Hospital & Medical Service Plan - 1.72%
340	Humana, Inc. *	14,008

Industrial Organic Chemicals - 2.35%
500	Methanex Corp. (Canada)	9,945
175	Newmarket Corp.	9,198
		19,143
Medicinal Chemicals & Botanical Products - 0.95%
700	Nutraceutical International Corp. *	7,721

Metal Forgings & Stampings - 1.10%
500	Park Ohio Holdings Corp. *	8,945

Miscellaneous Mining - 1.23%
600	Anglo American Plc (UK) ADR	10,038

Oil & Gas Field Machinery & Equipment - 3.51%
6,550	Boots & Coots International Well Control, Inc. *	12,642
450	Oil States International, Inc. *	15,908
		28,550
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.88%
600	Span American Medical Systems, Inc.	7,140

Petroleum Refining - 0.87%
110	Murphy Oil Corp.	7,055

Pharmaceutical Preparations - 5.97%
240	Astrazeneca PLC	10,531
2,500	Emergent Biosoluctions, Inc. *	23,562
60	Glaxosmithkline Capital, Inc.	2,608
900	Viropharma, Inc.	11,808
		48,509
Primary Production of Aluminum - 0.52%
280	Aluminum Corp. (China)	4,242

Printed Circuit Boards - 1.05%
1,200	Flextronics International Ltd. *	8,496

Retail-Catalog & Mail-Order Houses - 1.38%
800	Systemax, Inc.	11,248

Retail-Record & Prerecorded Tape Stores - 1.07%
1,500	Hasting Entertainment, Inc. *	8,685

Secondary Smelting & Refining - 1.85%
1400	Metalico, Inc. AVG *	8,260
300	OM Group, Inc.*	6,750
		15,010
Security Brokers, Dealers & Flotation Companies - 0.95%
350	Interactive Brokers Group, Inc. *	7,760

Semiconductors & Related Devices - 2.63%
5400	Himax Technologies, Inc. (Taiwan)	15,606
550	Renesola Ltd.	5,769
		21,375
Services-Auto Rental & Leasing - 1.53%
200	Ryder Systems, Inc.	12,400

Services-Commercial Physical & Biological Research - 4.63%
140	Covance, Inc. *	12,377
300	Pharmaceutical Product Development, Inc.	12,405
450	Presel International Corp. *	12,897
		37,679
Services-Computer Integrated Systems Design - 0.12%
45	Synnex Corp. *	1,005

Services-Computer Programming - 1.50%
1,870	Computer Task Group, Inc. *	12,155

Services-Consumer Credit Report - 1.23%
835	Triangle Cap Corp.	9,970

Services-Engineering Serives - 1.45%
350	VSE Corp.	11,806

Services-Equipment Rental & Leasing - 1.12%
700	Aerocentury Corp. *	9,100

Services-Help Supply Services - 0.66%
600	Volt Information Sciences, Inc. *	5,388

Services-Skilled Nursing Care - 1.95%
1,300	Advocat, Inc. *	6,474
550	Ensign Group, Inc.	9,399
		15,873
Specialty Cleaning, Polishing & Sanatation Preparations - 1.08%
500	Zep Inc.	8,820

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.77%
1,100	Friedman Industries, Inc.	7,315
400	Ternium SA Sponsored (Luxembourg) ADR	7,056
		14,371
Telephone Communciations - 1.61%
580	Nippon Telegraph & Telephone Corp. (Japan) *	13,056

Wholesale-Drugs, Proprietaries & Druggist Sundries - 0.66%
100	Mckesson Corp.	5,381

Wholesale-Electrical Apparatus - 1.46%
200	Anixter International, Inc. *	11,902

Wholesale-Farm Products Raw Material - 1.78%
410	Andersons, Inc. AVG	14,440

Wholesale-Groceries & General Lines - 1.51%
500	Amcon Distributing Co.	12,250

Wholesale-Industrial Machinery - 1.43%
1,750	CE Franklin Ltd. *	11,637

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.26%
190	Henry Schein, Inc. *	10,229

Wholesale-Drugs, Proprietaries & Druggist Sundries - 1.39%
300	Amerisourcebergen Corp.	11,295

Wholesale-Petroleum & Petroleum Products - 1.12%
400	Adams Resources & Energy, Inc. *	9,112

Wholesale-Metals Service Centers - 1.40%
300	Reliance Steel & Aluminum Co.	11,391

TOTAL FOR COMMON STOCKS (Cost $888,666) - 90.70%		737,411

PUT OPTIONS - 7.27%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
800	December 2008 Put @ 690	37,920

	Russell 2000 Index
200	December 2008 Put @ 700	10,480

	S&P 500 Index
100	December 2008 Put @ 1240	10,720

	Total (Premiums Paid $46,701) - 7.27%	59,120

SHORT TERM INVESTMENTS - 7.69%
62,510	Fidelity Money Market Portfolio Class Select 3.23% ** (Cost $62,510)	62,510

TOTAL INVESTMENTS (Cost $997,877) - 105.66%		859,041

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.66)%		(46,052)

NET ASSETS - 100.00%		$ 812,989

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

Wegener Adaptive Growth Fund
Schedule of Call Options Written
September 30, 2008

CALL OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Call
	Russell 2000 Index
800	December 2008 Call @ 690	32,480

	Russell 2000 Index
200	December 2008 Call @ 700	7,160

	S&P 500 Index
100	December 2008 Call @ 1240	3,560

	Total (Premiums Received $52,635)	$ 43,200

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2008

1. SECURITY TRANSACTIONS
At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $997,877 amounted to $129,401, which consisted of aggregate gross unrealized appreciation of
$54,441 and aggregate gross unrealized depreciation of $183,842.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 815,841	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 815,841	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 25, 2008